Prepaid Expenses and Other Receivables (Detail) - Schedule of Other Curnet Assets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid expenses		$ 81,841
Other receivables		32,012	126,394
Total	$ 202,350	$ 113,853	$ 126,394